Merger and Reverse Recapitalization - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 07, 2021	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Earnout shares issued		0
Fair value of earn out shares		$ 32.4
Earn out shares, description		is at or above $15 (but below $20), 50% of the Earnout Shares will be issued; and is at or above $20 (i) to the extent no Earnout Shares have previously been issued, 100% of the Earnout Shares or (ii) to the extent the event Earnout Shares were previously issued, 50% of the Earnout Shares will be issued.
Additional earn out shares received		5,726,864
Preferred stock, shares authorized		200,000,000	200,000,000
Preferred stock, shares outstanding		0	0
Common stock, shares outstanding		60,461,611	26,460,371
Common stock, par value		$ 0	$ 0
Common stock, shares authorized		200,000,000	200,000,000
Common stock, shares issued	668,164	60,461,611	26,460,371
BCAC
Business Acquisition [Line Items]
Conversion of stock, shares	2.85708834472042
Warrants outstanding		26,000,000
Preferred stock, par value		$ 0
Preferred stock, shares authorized		2,000,000
Preferred stock, shares outstanding		0
Common stock, shares outstanding		60,461,611
Common stock, par value		$ 0
Common stock, shares authorized		200,000,000
Common stock, shares issued	26,828,256	60,461,611
Escrow share deposits	1,000,002
BCAC | Paycheck Protection Program
Business Acquisition [Line Items]
Escrow deposit		$ 6.6
BCAC | PIPE
Business Acquisition [Line Items]
Aggregate purchase price of common stock		$ 100.0
Sale of stock to subscribers		10,000,000
Sale of stock, price per share		$ 10
TGAM
Business Acquisition [Line Items]
Stock repurchased during period, shares	2,889,507
Stock repurchased during period, value	$ 32.0